Investments in Associates 1 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of associates [line items]
Acquisition cost		₩ 3,408,649		₩ 3,394,833
Book value		₩ 6,851,456		₩ 6,704,754		₩ 6,176,889
Korea Gas Corporation
Disclosure of associates [line items]
Key operation activities	[1]	Importing and wholesaling LNG		Importing and wholesaling LNG
Location	[1]	Korea		Korea
Percentage of ownership	[1]	20.47%		20.47%
Acquisition cost	[1]	₩ 94,500		₩ 94,500
The fair value of associates		742,770		655,830
Book value		₩ 2,283,535	[1]	₩ 2,289,304	[1]	1,970,643
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Electricity metering and others		Electricity metering and others
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 4,727		₩ 4,727
The fair value of associates		98,511		88,489
Book value		₩ 31,642		₩ 30,177		29,500
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	Korea		Korea
Percentage of ownership	[2]	15.00%		15.00%
Acquisition cost	[2]	₩ 5,725		₩ 5,725
Book value		₩ 12,373	[2]	₩ 11,693	[2]	12,001
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation equipment consignment and operation service		Power generation equipment consignment and operation service
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 88,885		₩ 88,885
Book value		₩ 86,549		₩ 87,393		118,173
Korea Power Exchange
Disclosure of associates [line items]
Key operation activities	[3]	Management of power market and others		Management of power market and others
Location	[3]	Korea		Korea
Percentage of ownership	[3]	100.00%		100.00%
Acquisition cost	[3]	₩ 127,839		₩ 127,839
Book value		262,069	[3]	273,962	[3]	274,286
Boim Combined Heat and Power Generation Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		2,394		769
Accumulated unrecognized equity interest		₩ 31,117		₩ 28,723
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[4]	Power generation		Power generation
Location	[4]	Korea		Korea
Percentage of ownership	[4]	67.25%		67.25%
Acquisition cost	[4]	₩ 12,637		₩ 12,637
Book value		₩ 14,877	[4]	₩ 13,559	[4]	13,530
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	Korea		Korea
Percentage of ownership	[2]	6.85%		6.85%
Acquisition cost	[2]	₩ 46,373		₩ 46,373
Book value		₩ 34,475	[2]	₩ 31,093	[2]	26,834
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		27.00%		27.00%
Acquisition cost		₩ 1,296		₩ 1,296
Book value		₩ 1,687		₩ 2,165		3,194
SPC Power Corporation
Disclosure of associates [line items]
Key operation activities		Power generation	[5]	Power generation	[6]
Location		Philippines	[5]	Philippines	[6]
Percentage of ownership		38.00%	[5]	38.00%	[6]
Acquisition cost		₩ 20,635	[5]	₩ 20,635	[6]
The fair value of associates		134,901		130,063
Book value		₩ 107,067	[5]	₩ 107,574	[6]	78,931
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		42.00%		42.00%
Acquisition cost		₩ 516,007		₩ 516,007
Book value		₩ 812,292		₩ 728,338		705,812
PT. Cirebon Electric Power
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		27.50%		27.50%
Acquisition cost		₩ 40,365		₩ 40,365
Book value		₩ 162,112		₩ 157,530		134,259
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[7]	Resources development		Resources development
Location	[7]	Nigeria		Nigeria
Percentage of ownership	[7]	14.63%		14.63%
Acquisition cost	[7]	₩ 12		₩ 12
Book value		0	[7]	0	[7]	0
Unrecognized equity interest	[8]	(333)		14,180
Accumulated unrecognized equity interest	[8]	₩ 13,847		₩ 14,180
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[7]	Resources development		Resources development
Location	[7]	Nigeria		Nigeria
Percentage of ownership	[7]	14.63%		14.63%
Acquisition cost	[7]	₩ 12		₩ 12
Book value		0	[7]	0	[7]	0
Unrecognized equity interest	[8]	(306)		13,038
Accumulated unrecognized equity interest	[8]	₩ 12,732		₩ 13,038
PT Wampu Electric Power
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		46.00%		46.00%
Acquisition cost		₩ 21,292		₩ 21,292
Book value		₩ 36,516		₩ 39,268		34,555
PT. Bayan Resources TBK
Disclosure of associates [line items]
Key operation activities		Resources development		Resources development
Location		Indonesia		Indonesia
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 615,860		₩ 615,860
The fair value of associates		8,959,467		12,298,501
Book value		₩ 731,714		₩ 717,376		619,207
S-Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 132,300		₩ 132,300
Book value		₩ 200,335		₩ 180,372		162,765
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Laos		Laos
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 87,426		₩ 87,426
Book value		₩ 65,612		₩ 73,065		116,378
PT. Mutiara Jawa
Disclosure of associates [line items]
Key operation activities		Manufacturing and operating floating coal terminal		Manufacturing and operating floating coal terminal
Location		Indonesia		Indonesia
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 2,978		₩ 2,978
Book value		4,399		5,735		5,168
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		(5)		895
Accumulated unrecognized equity interest		₩ 5,321		₩ 5,326
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,740		₩ 1,740
Book value		0		0		0
Unrecognized equity interest		(1,434)		(1,377)
Accumulated unrecognized equity interest		₩ 2,401		₩ 3,835
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 262,740		₩ 262,740
Book value		₩ 276,085		₩ 284,542		287,624
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 261,000		₩ 261,000
Book value		₩ 227,683		₩ 241,814		254,929
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 72,000		₩ 72,000
Book value		₩ 148,586		₩ 139,059		145,026
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		28.00%		28.00%
Acquisition cost		₩ 194		₩ 194
Book value		₩ 274		₩ 360		294
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[9]	Power generation		Power generation
Location	[9]	Korea		Korea
Percentage of ownership	[9]	33.61%		33.61%
Acquisition cost	[9]	₩ 148,105		₩ 148,105
Book value		₩ 102,321	[9]	₩ 91,351	[9]	87,203
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	India		India
Percentage of ownership	[2]	5.16%		5.16%
Acquisition cost	[2]	₩ 9,000		₩ 9,000
Book value		₩ 0	[2]	₩ 0	[2]	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		46.59%		46.59%
Acquisition cost		₩ 5,190		₩ 5,190
Book value		₩ 1,355		₩ 1,490		1,483
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 204,000		₩ 204,000
Book value		₩ 286,796		₩ 279,432		259,085
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,230		₩ 1,230
Book value		₩ 2,417		₩ 2,535		2,804
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,243		₩ 5,243
Book value		₩ 1,711		₩ 2,334		3,259
Hansuwon KNP Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Electric material agency		Electric material agency
Location		Korea		Korea
Percentage of ownership		28.98%		28.98%
Acquisition cost		₩ 537		₩ 537
Book value		₩ 965		₩ 674		467
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Key operation activities	[10]	Developing electric enterprises		Developing electric enterprises
Location	[10]	Korea		Korea
Percentage of ownership	[10]	98.09%		98.09%
Acquisition cost	[10]	₩ 9,480		₩ 11,210
Book value		₩ 14,892	[10]	₩ 13,353	[10]	23,421
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[11]	Asset management		Asset management
Location	[11]	Korea		Korea
Percentage of ownership	[11]	9.90%		9.90%
Acquisition cost	[11]	₩ 297		₩ 297
Book value		₩ 1,399	[11]	₩ 1,268	[11]	1,213
Yaksu ESS Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Installing ESS related equipment		Installing ESS related equipment
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 210		₩ 210
Book value		₩ 31		₩ 162		285
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Key operation activities	[13]	Construction and operation of utility plant	[12]	Construction and operation of utility plant
Location	[13]	Nepal	[12]	Nepal
Percentage of ownership	[13]	66.10%	[12]	68.88%
Acquisition cost	[13]	₩ 110,332	[12]	₩ 110,332
Book value		₩ 192,705	[12],[13]	₩ 170,955	[13]	110,573
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 26,800		₩ 26,800
Book value		₩ 23,781		₩ 24,217		24,638
PND Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,250		₩ 1,250
Book value		₩ 1,938		₩ 1,735		1,510
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	Korea		Korea
Percentage of ownership	[2]	19.00%		19.00%
Acquisition cost	[2]	₩ 3,610		₩ 3,610
Book value		₩ 9,159	[2]	₩ 8,493	[2]	7,947
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[2]	Power generation		Power generation
Location	[2]	Korea		Korea
Percentage of ownership	[2]	9.63%		9.63%
Acquisition cost	[2]	₩ 533		₩ 533
Book value		₩ 61	[2]	₩ 41	[2]	133
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,189		₩ 1,189
Book value		230		0		8
Unrecognized equity interest		(396)		396
Accumulated unrecognized equity interest		₩ 0		₩ 396
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 300		₩ 300
Book value		₩ 139		₩ 197		170
ITR Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[14]	R & D	[12]	R & D
Location	[14]	Korea	[12]	Korea
Percentage of ownership	[14]	8.03%	[12]	8.70%
Acquisition cost	[14]	₩ 50	[12]	₩ 50
Book value		0	[12],[14]	0	[14]	0
Unrecognized equity interest		(14)		14
Accumulated unrecognized equity interest		₩ 1		₩ 15
STN Co., Ltd. (formerly, Structure test network Co., Ltd..)
Disclosure of associates [line items]
Key operation activities		Technical testing and consulting		Technical testing and consulting
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		₩ 354		₩ 407		391
Indeck Niles Development, LLC
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 249,274		₩ 249,274
Book value		₩ 363,675		₩ 370,970		335,401
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		33.33%		33.33%
Acquisition cost		₩ 0		₩ 0
Book value		₩ 55		₩ 60		93
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 6,047		₩ 6,108
Book value		₩ 6,059		₩ 6,119		6,496
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		39.90%		39.90%
Acquisition cost		₩ 798		₩ 798
Book value		₩ 801		₩ 914		1,022
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		44.00%		44.00%
Acquisition cost		₩ 4,757		₩ 4,757
Book value		₩ 5,236		₩ 5,155		5,155
Go deok Clean Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Fuel cell generation		Fuel cell generation
Location		Korea		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 5,560		₩ 5,560
Book value		₩ 5,479		₩ 5,301		4,723
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D	[12]	R & D
Location		Korea	[12]	Korea
Percentage of ownership		0.35%	[12]	23.95%
Acquisition cost		₩ 126	[12]	₩ 126
Book value		₩ 3	[12]	₩ 48		114
SEP Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		21.26%		21.26%
Acquisition cost		₩ 27		₩ 27
Book value		0		0		0
Unrecognized equity interest		0		0
Accumulated unrecognized equity interest		₩ 15		₩ 15
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[15]	R & D		R & D
Location	[15]	Korea		Korea
Percentage of ownership	[15]	16.16%		16.16%
Acquisition cost	[15]	₩ 38		₩ 38
Book value		₩ 291	[15]	₩ 212	[15]	214
Tronix Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[15]	R & D		R & D
Location	[15]	Korea		Korea
Percentage of ownership	[15]	12.50%		12.50%
Acquisition cost	[15]	₩ 75		₩ 75
Book value		₩ 65	[15]	₩ 146	[15]	220
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		0		0		21
Unrecognized equity interest		14		6
Accumulated unrecognized equity interest		₩ 20		₩ 6
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 1,570		₩ 1,570
Book value		₩ 2,778		₩ 2,772		2,822
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation	[16]
Location		Korea		Korea	[16]
Percentage of ownership		27.31%		27.31%	[16]
Acquisition cost		₩ 11,214		₩ 11,214	[16]
Book value		₩ 7,569		₩ 7,908	[16]	0
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,276		₩ 1,276
Book value		₩ 2,926		₩ 3,133		2,877
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 11,022		₩ 11,022
Book value		₩ 16,913		₩ 16,137		14,420
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		49.25%		49.25%
Acquisition cost		₩ 7,880		₩ 7,880
Book value		₩ 12,977		₩ 13,701		12,394
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 714		₩ 714
Book value		0		250		246
Unrecognized equity interest		76		0
Accumulated unrecognized equity interest		₩ 76		₩ 0
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		42.58%		42.58%
Acquisition cost		₩ 706		₩ 706
Book value		₩ 1,135		₩ 1,030		941
Muan Solar park Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 4,400		₩ 4,400
Book value		₩ 8,093		₩ 6,267		6,830
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 360		₩ 360
Book value		₩ 696		₩ 617		570
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 5,651		₩ 5,651
Book value		₩ 9,477		₩ 8,298		7,665
KPE Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.36%		25.36%
Acquisition cost		₩ 3,910		₩ 3,910
Book value		₩ 9,096		₩ 8,230		7,779
G.GURU Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D	[12]	R & D
Location		Korea	[12]	Korea
Percentage of ownership		14.42%	[12]	24.65%
Acquisition cost		₩ 493	[12]	₩ 493
Book value		0	[12]	34		167
Unrecognized equity interest		2		0
Accumulated unrecognized equity interest		₩ 2		₩ 0
UD4M Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[17]	R & D		R & D
Location	[17]	Korea		Korea
Percentage of ownership	[17]	12.50%		12.50%
Acquisition cost	[17]	₩ 75		₩ 75
Book value	[17]	₩ 120		₩ 121
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 190		₩ 190
Book value		₩ 523		₩ 512
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 195		₩ 195
Book value		₩ 683		₩ 579
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		29.37%		29.37%
Acquisition cost		₩ 60		₩ 60
Book value		0		23		36
Unrecognized equity interest		8		0
Accumulated unrecognized equity interest		₩ 8		₩ 0
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		41.00%		41.00%
Acquisition cost		₩ 5,695		₩ 5,695
Book value		₩ 9,205		₩ 9,306		7,870
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 12,570		₩ 12,570
Book value		₩ 26,456		₩ 22,909		19,426
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 9,540		₩ 9,540
Book value		₩ 15,829		₩ 17,672		8,900
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,411		₩ 1,411
Book value		₩ 325		₩ 603		871
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		30.00%		30.00%
Acquisition cost		₩ 7,965		₩ 7,965
Book value		₩ 13,406		₩ 11,301		10,100
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 2,241		₩ 2,241
Book value		₩ 2,714		₩ 1,950		2,104
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[10]	Power generation		Power generation
Location	[10]	Korea		Korea
Percentage of ownership	[10]	55.14%		55.14%
Acquisition cost	[10]	₩ 21,037		₩ 21,037
Book value		37,662	[10]	37,110	[10]	37,191
Barakah One Company
Disclosure of associates [line items]
Unrecognized equity interest		(174,713)		33,994
Accumulated unrecognized equity interest		0		174,713
KAPES, Inc.
Disclosure of associates [line items]
Unrecognized equity interest		6,877		916
Accumulated unrecognized equity interest		₩ 10,808		₩ 3,931
PlatformN. Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		29.58%		29.58%
Acquisition cost		₩ 105		₩ 105
Book value		0		0
Unrecognized equity interest		2		(44)
Accumulated unrecognized equity interest		₩ 20		₩ 18
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Key operation activities	[18]	Power generation		Power generation
Location	[18]	Indonesia		Indonesia
Percentage of ownership	[18]	10.00%		10.00%
Acquisition cost	[18]	₩ 26,710		₩ 26,710
Book value		₩ 94,005	[18]	₩ 96,846	[18]	76,597
Green Radiation Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[15]	R & D	[19]	R & D
Location	[15]	Korea	[19]	Korea
Percentage of ownership	[15]	8.74%	[19]	9.00%
Acquisition cost	[15]	₩ 20	[19]	₩ 20
Book value	[15]	20	[19]	0
Unrecognized equity interest		(11)		11
Accumulated unrecognized equity interest		₩ 0		₩ 11
Future Convergence Technology Laboratory. Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.12%		20.12%
Acquisition cost		₩ 76		₩ 76
Book value		₩ 20		₩ 22
Eco Motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 90		₩ 90
Book value		₩ 334		₩ 229		267
REC's Innovation Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[11]	R & D		R & D
Location	[11]	Korea		Korea
Percentage of ownership	[11]	11.04%		11.04%
Acquisition cost	[11]	₩ 81		₩ 81
Book value		₩ 197	[11]	₩ 155	[11]	120
ACE
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 25		₩ 25
Book value		₩ 4		₩ 5		2
Environment and Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[15]	R & D		R & D
Location	[15]	Korea		Korea
Percentage of ownership	[15]	10.54%		10.54%
Acquisition cost	[15]	₩ 11		₩ 11
Book value		₩ 1	[15]	₩ 3	[15]	9
Santiago Solar Power SpA
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 13,851		₩ 13,851
Book value		₩ 8,008		₩ 6,961		11,769
Yanggu Floating Photovoltaic Power Plant Inc.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 904		₩ 904
Book value		851		846		760
International Offshore Power Transmission Holding Company Limited
Disclosure of associates [line items]
Unrecognized equity interest		76		0
Accumulated unrecognized equity interest		₩ 76		₩ 0
Power Embedded
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		23.33%		23.33%
Acquisition cost		₩ 70		₩ 70
Book value		₩ 57		₩ 68		70
Changwon SG Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[15]	Power generation		Power generation
Location	[15]	Korea		Korea
Percentage of ownership	[15]	18.78%		18.78%
Acquisition cost	[15]	₩ 900		₩ 900
Book value		₩ 673	[15]	₩ 682	[15]	783
Donpyung Technology. Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 125		₩ 125
Book value		₩ 295		₩ 281		254
HORANG ENERGY Inc.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 4,240		₩ 4,240
Book value		₩ 4,209		₩ 3,808		4,149
Hoenggye Renewable Energy Co., Ltd
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		36.12%		36.12%
Acquisition cost		₩ 2,375		₩ 2,375
Book value		2,375		2,375		2,375
Unrecognized equity interest		(266)		266
Accumulated unrecognized equity interest		₩ 0		₩ 266
Haman Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 4,771		₩ 4,771
Book value		₩ 5,776		₩ 2,810		2,981
Songsan Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities	[13]	Power generation		Power generation
Location	[13]	Korea		Korea
Percentage of ownership	[13]	60.00%		60.00%
Acquisition cost	[13]	₩ 8,400		₩ 8,400
Book value		11,450	[13]	7,908	[13]	8,323
KEPCO KPS CARABAO Corp.
Disclosure of associates [line items]
Unrecognized equity interest		(68)		207
Accumulated unrecognized equity interest		₩ 176		₩ 244
SkyPic Inc.
Disclosure of associates [line items]
Key operation activities		R & D		R & D
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 26		₩ 26
Book value		₩ 30		₩ 26		0
HyChangwon Fuel Cell. Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 9,396		₩ 9,396
Book value		₩ 8,643		₩ 9,278		0
Dreams Co.,Ltd.
Disclosure of associates [line items]
Key operation activities	[15]	R & D		R & D
Location	[15]	Korea		Korea
Percentage of ownership	[15]	11.00%		11.00%
Acquisition cost	[15]	₩ 11		₩ 11
Book value		₩ 3	[15]	₩ 11	[15]	0
DEEPAI Co.,Ltd.
Disclosure of associates [line items]
Key operation activities	[15],[20]	R & D		R & D
Location	[15],[20]	Korea		Korea
Percentage of ownership	[15],[20]	1.20%		1.20%
Acquisition cost	[15],[20]	₩ 11		₩ 11
Book value		₩ 8	[15],[20]	₩ 11	[15],[20]	0
Amaala Sustainable Company for Energy LLC
Disclosure of associates [line items]
Key operation activities	[18]	Power generation		Power generation
Location	[18]	Saudi Arabia		Saudi Arabia
Percentage of ownership	[18]	10.00%		10.00%
Acquisition cost	[18]	₩ 18		₩ 18
Book value		18	[18]	18	[18]	₩ 0
Bitsolar Energy Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		356		1,264
Accumulated unrecognized equity interest		1,620		1,264
Pulau Indah O&M Sdn. Bhd.
Disclosure of associates [line items]
Unrecognized equity interest		(1)		1
Accumulated unrecognized equity interest		0		1
Foresight Iberian Solar Group Holding, S.L.
Disclosure of associates [line items]
Unrecognized equity interest	[8]	5,407		4,395
Accumulated unrecognized equity interest	[8]	9,802		4,395
CapMan Lynx SCA, SICAR
Disclosure of associates [line items]
Unrecognized equity interest	[21]	(31,090)		31,090
Accumulated unrecognized equity interest	[21]	₩ 0		31,090
Remal First Holding Company
Disclosure of associates [line items]
Key operation activities		Holding company
Location		Saudi Arabia
Percentage of ownership		30.00%
Acquisition cost		₩ 1
Book value		0		0
Unrecognized equity interest		7,532		0
Accumulated unrecognized equity interest		₩ 7,532		0
Naseem First Holding Company
Disclosure of associates [line items]
Key operation activities		Holding company
Location		Saudi Arabia
Percentage of ownership		30.00%
Acquisition cost		₩ 1
Book value		0		0
Unrecognized equity interest		8,170		0
Accumulated unrecognized equity interest		₩ 8,170		0
Cheonwang Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		40.00%
Acquisition cost		₩ 652
Book value		₩ 494		0
Namjeju Bitdream Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		50.00%
Acquisition cost		₩ 5,325
Book value		₩ 5,260		0
Jeju Bukchon BESS Power Plant Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		41.00%
Acquisition cost		₩ 3,690
Book value		₩ 2,480		0
Commerce and Industry Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		24.46%
Acquisition cost		₩ 498
Book value		₩ 498		0
KI Tech Co., Ltd.
Disclosure of associates [line items]
Key operation activities		R & D
Location		Korea
Percentage of ownership		24.70%
Acquisition cost		₩ 247
Book value		₩ 171		0
Enlight Energy Advanced Industry Venture Fund
Disclosure of associates [line items]
Key operation activities		Holding company
Location		Korea
Percentage of ownership		28.00%
Acquisition cost		₩ 3,150
Book value		₩ 3,150		0
Gunsan Green Energy Co., Ltd.
Disclosure of associates [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		42.63%
Acquisition cost		₩ 2,043
Book value		2,043		0
Wadi Noor Solar Power Company SAOC
Disclosure of associates [line items]
Unrecognized equity interest		711		0
Accumulated unrecognized equity interest		711		0
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of associates [line items]
Unrecognized equity interest		759		0
Accumulated unrecognized equity interest		759		0
Lucy Equity Holdings, LLC
Disclosure of associates [line items]
Unrecognized equity interest		3,538		0
Accumulated unrecognized equity interest		₩ 3,538		₩ 0

[1]	The effective percentage of ownership is 21.66%, considering hybrid bonds.
[2]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[3]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[4]	The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.
[5]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2025.
[6]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2024.
[7]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[8]	Further share of losses exceeding the carrying amount of the investment is recognized against other long-term interests, such as loans, that in substance form part of the net investment in the entity.
[9]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[10]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[11]	Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.
[12]	During the period ended December 31, 2025, the Company’s ownership interest in the entity changed due to a disproportionate capital increase by the financial investors.
[13]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[14]	Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.
[15]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.
[16]	During the year ended December 31, 2024, the long-term loan to Bigeum Resident Photovoltaic Power Co., Ltd. was converted into equity.
[17]	The effective percentage of ownership is 14.29% due to the acquisition of treasury stocks. The effective percentage of ownership is less than 20%. However, the Company exercises significant influence over the decisions related to finance and operation by virtue of right to nominate directors to the board of directors of the entity.
[18]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.
[19]	The effective ownership interest is 10%, considering convertible redeemable preferred shares.
[20]	The effective ownership interest is 1.32%, considering convertible redeemable preferred shares.
[21]	Liquidated during the period.